ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of accounts payable and accrued expenses

	June 30,	December 31,
(in thousands)	2026	2025
Accounts payable - trade	$380	$4,435
Payroll liabilities	257	39
Accrued expenses	38	129
Total accounts payable and accrued expenses	$675	$4,603

	December 31,	December 31,
(in thousands)	2025	2024
Accounts payable - trade	$4,435	$843
Payroll liabilities	39	397
Accrued expenses – other	129	158
VAT payable	—	287
Accrued expenses – audit & accounting fees	—	106
Total accounts payable and accrued expenses	$4,603	$1,791